Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2019
Investments Debt And Equity Securities [Abstract]
Schedule of Marketable Securities
a.	Marketable securities:
	March 31,
	2019	2018
Short-term marketable securities	$481,883	$549,821
Long-term marketable securities	304,322	225,639
	$786,205	$775,460

Summary of Both Short-Term and Long-Term Marketable Securities

b.	The following is a summary of both short-term and long-term marketable securities by type:
	March 31,
	2019			2018
	Amortized	Gross unrealized	Market	Amortized	Gross unrealized	Market
	cost	gain	value	cost	loss	value
Marketable securities:
Bonds	$464,443	$1,145	$465,588	$386,332	$(2,027)	$384,305
Government securities	118,659	13	118,672	177,657	(555)	177,102
Commercial paper	60,692	—	60,692	51,432	(1)	51,431
Preferred stock	1,500	5	1,505	—	—	—
Other securities	139,687	61	139,748	162,672	(50)	162,622
Total marketable securities	$784,981	$1,224	$786,205	$778,093	$(2,633)	$775,460

Estimated Fair Value of Marketable Securities by Contractual Maturity	The estimated fair value of marketable securities as of March 31, 2019 and 2018, by contractual maturity, are as follows:
	March 31,
	2019		2018
	Amortized	Market	Amortized	Market
	cost	Value	cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$784,231	$785,462	$776,932	$774,300
Matures in more than five years	750	743	1,161	1,160
	$784,981	$786,205	$778,093	$775,460